7. Note Receivable (Details Narrative) - Angell Energy	6 Months Ended
Jun. 30, 2015 USD ($)
Sale of TCP total consideration	$ 20,740,729
Proceeds from sale of TCP, not yet received	$ 500,000
Note receivable interest rate	6.00%
Payment terms	Payable in 12 quarterly installments of $1,855,670 each.
Accrued interest receivable	$ 99,000